PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2025
PROPERTY, PLANT AND EQUIPMENT, NET
PROPERTY, PLANT AND EQUIPMENT, NET

6. PROPERTY, PLANT AND EQUIPMENT, NET

The components of property, plant and equipment, net were as follows:

	December 31,	December 31,
	2024	2025
Buildings	$967,761	$981,598
Leasehold improvements	188,780	208,240
Machinery and equipment	2,497,250	2,642,634
Furniture, fixtures and office equipment	192,081	153,955
Motor vehicles	15,678	18,290
Freehold land	56,234	77,212
Total costs	3,917,784	4,081,929
Accumulated depreciation	(1,322,347)	(1,769,545)
Subtotal	2,595,437	2,312,384
Construction in progress	579,206	1,063,651
Property, plant and equipment, net	$3,174,643	$3,376,035

Depreciation expense was $287,130, $462,254 and $493,948 for the years ended December 31, 2023, 2024 and 2025, respectively. Construction in progress primarily includes production facilities under construction and machinery and equipment pending installation. Capitalized interest during construction was $3,246, $168 and $10,836 for the same periods, respectively.